Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2017
Securitizations
Securitizations
in	6M17	6M16
Gains and cash flows (CHF million)
CMBS
Net gain [1]	34	2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
RMBS
Net gain/(loss) [1]	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Other asset-backed financings
Net gain [1]	24	17
Proceeds from transfer of assets	3,404	1,305
Fees [2]	56	61
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q17	4Q16
CHF million
CMBS
Principal amount outstanding	26,521	28,779
Total assets of SPE	38,616	40,234
RMBS
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Other asset-backed financings
Principal amount outstanding	19,806	19,777
Total assets of SPE	36,004	36,049
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M17							6M16
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			60				637			42				1,300
of which level 2			60				538			42				1,228
of which level 3			0				99			0				71
Weighted-average life, in years			7.7				9.5			10.7				6.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.7	–	16.8			–	[2]	8.1	–	24.4
Cash flow discount rate (rate per annum), in % [3]	2.9	–	3.0		2.3	–	11.7	2.4	–	4.9		1.4	–	18.6
Expected credit losses (rate per annum), in %	0.0	–	0.0		3.2	–	3.7	0.0	–	0.0		0.0	–	0.0
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2Q17											4Q16
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			220				1,441			471				258				1,851			443
of which non-investment grade			106				367			31				70				523			32
Weighted-average life, in years			6.3				8.0			6.0				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	21.4			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(34.1)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(67.2)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	13.2		1.9	–	37.0	1.1	–	21.2		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(38.5)			(8.9)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(9.7)				(74.8)			(17.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.3	–	10.4		0.8	–	35.8	0.8	–	21.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.2)				(22.1)			(5.0)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(6.3)				(43.3)			(10.0)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q17	4Q16
CHF million
Other asset-backed financings
Trading assets	396	240
Other assets	0	12
Liability to SPE, included in Other liabilities	(396)	(252)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2Q17 (CHF million)
Sales with longevity swaps	259	319	353	522		–
Total transactions outstanding	259	319	353	522	[2]	0
4Q16 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[3]	0
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of the end of 2Q17, gross derivative assets of CHF 522 million were included in other products, as disclosed in Note 25 – Derivatives and hedging activities.
3 As of the end of 4Q16, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 25 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q17	4Q16
CHF billion
Government debt securities	27.1	29.4
Corporate debt securities	15.3	13.9
Asset-backed securities	8.7	10.3
Equity securities	0.5	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.2	55.0
Government debt securities	3.1	2.5
Corporate debt securities	0.4	0.5
Equity securities	6.0	6.0
Other	0.3	0.4
Securities lending transactions	9.8	9.4
Government debt securities	3.6	0.7
Corporate debt securities	0.6	0.4
Equity securities	29.2	31.5
Obligation to return securities received as collateral, at fair value	33.4	32.6
Total	95.4	97.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q17 (CHF billion)
Securities sold under repurchase agreements	8.7		27.9		4.7	10.9	52.2
Securities lending transactions	6.4		3.2		0.0	0.2	9.8
Obligation to return securities received as collateral, at fair value	32.8		0.1		0.3	0.2	33.4
Total	47.9		31.2		5.0	11.3	95.4
4Q16 (CHF billion)
Securities sold under repurchase agreements	6.8		31.9		8.4	7.9	55.0
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		34.7		8.4	8.2	97.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q17 (CHF million)
Cash and due from banks	39	315	74	37	66	23	554
Trading assets	54	0	68	159	879	1,303	2,463
Investment securities	0	0	380	0	0	0	380
Other investments	0	0	0	385	1,264	301	1,950
Net loans	0	26	0	0	19	238	283
Premises and equipment	0	0	0	0	161	0	161
Other assets	522	6	1,132	30	69	1,366	3,125
of which loans held-for-sale	521	0	242	0	3	0	766
Total assets of consolidated VIEs	615	347	1,654	611	2,458	3,231	8,916
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	152	0	963	5	49	30	1,199
Other liabilities	0	0	1	15	113	104	233
Total liabilities of consolidated VIEs	152	0	964	20	165	134	1,435
4Q16 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	199	0	199
Other assets	0	1	1,483	48	51	1,034	2,617
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,709	3,135	8,730
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	104	244
Total liabilities of consolidated VIEs	54	0	1,640	23	199	106	2,022

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q17 (CHF million)
Trading assets	456	3,564	958	240	1,730	6,948
Net loans	109	740	2,742	4,762	295	8,648
Other assets	6	10	15	2	453	486
Total variable interest assets	571	4,314	3,715	5,004	2,478	16,082
Maximum exposure to loss	571	6,636	3,752	8,521	3,212	22,692
Non-consolidated VIE assets	10,168	64,928	92,048	28,452	34,653	230,249
4Q16 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	2,007	4,634	608	7,358
Other assets	5	14	20	4	520	563
Total variable interest assets	449	4,000	3,553	5,166	1,319	14,487
Maximum exposure to loss	449	7,171	3,553	9,215	1,821	22,209
Non-consolidated VIE assets	9,774	65,820	68,546	32,651	37,087	213,878

Bank
Securitizations
Securitizations
in	6M17	6M16
Gains and cash flows (CHF million)
CMBS
Net gain [1]	34	2
Proceeds from transfer of assets	2,917	3,148
Cash received on interests that continue to be held	18	35
RMBS
Net gain/(loss) [1]	6	(1)
Proceeds from transfer of assets	5,807	4,898
Servicing fees	1	2
Cash received on interests that continue to be held	146	262
Other asset-backed financings
Net gain [1]	24	17
Proceeds from transfer of assets	3,404	1,305
Fees [2]	56	61
Cash received on interests that continue to be held	1	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M17	2016
CHF million
CMBS
Principal amount outstanding	26,521	28,779
Total assets of SPE	38,616	40,234
RMBS
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Other asset-backed financings
Principal amount outstanding	19,806	19,777
Total assets of SPE	36,004	36,049
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M17							6M16
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			60				637			42				1,300
of which level 2			60				538			42				1,228
of which level 3			0				99			0				71
Weighted-average life, in years			7.7				9.5			10.7				6.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.7	–	16.8			–	[2]	8.1	–	24.4
Cash flow discount rate (rate per annum), in % [3]	2.9	–	3.0		2.3	–	11.7	2.4	–	4.9		1.4	–	18.6
Expected credit losses (rate per annum), in %	0.0	–	0.0		3.2	–	3.7	0.0	–	0.0		0.0	–	0.0
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M17											2016
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			220				1,441			471				258				1,851			443
of which non-investment grade			106				367			31				70				523			32
Weighted-average life, in years			6.3				8.0			6.0				7.2				8.1			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	21.4			–				–		2.0	–	26.9			–
Impact on fair value from 10% adverse change			–				(34.1)			–				–				(28.7)			–
Impact on fair value from 20% adverse change			–				(67.2)			–				–				(55.9)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	13.2		1.9	–	37.0	1.1	–	21.2		2.3	–	28.8		1.7	–	47.2	0.8	–	21.2
Impact on fair value from 10% adverse change			(5.0)				(38.5)			(8.9)				(6.0)				(48.1)			(8.3)
Impact on fair value from 20% adverse change			(9.7)				(74.8)			(17.5)				(11.7)				(93.5)			(16.4)
Expected credit losses (rate per annum), in %	0.3	–	10.4		0.8	–	35.8	0.8	–	21.2		0.7	–	28.0		0.9	–	44.9	0.9	–	21.2
Impact on fair value from 10% adverse change			(3.2)				(22.1)			(5.0)				(3.5)				(27.3)			(5.1)
Impact on fair value from 20% adverse change			(6.3)				(43.3)			(10.0)				(6.9)				(53.3)			(10.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M17	2016
CHF million
Other asset-backed financings
Trading assets	396	240
Other assets	0	12
Liability to SPE, included in Other liabilities	(396)	(252)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
6M17 (CHF million)
Sales with longevity swaps	259	319	353	522		–
Total transactions outstanding	259	319	353	522	[2]	0
2016 (CHF million)
Sales with longevity swaps	277	340	374	556		–
Total transactions outstanding	277	340	374	556	[3]	0
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 As of the end of 6M17, gross derivative assets of CHF 522 million were included in other products, as disclosed in Note 24 – Derivatives and hedging activities.
3 As of the end of 2016, gross derivative assets of CHF 556 million were included in other products, as disclosed in Note 24 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M17	2016
CHF billion
Government debt securities	27.1	29.7
Corporate debt securities	15.3	13.9
Asset-backed securities	8.7	10.3
Equity securities	0.5	1.1
Other	0.6	0.3
Securities sold under repurchase agreements	52.2	55.3
Government debt securities	3.1	2.5
Corporate debt securities	0.4	0.5
Equity securities	6.0	6.0
Other	0.3	0.4
Securities lending transactions	9.8	9.4
Government debt securities	3.6	0.7
Corporate debt securities	0.6	0.4
Equity securities	29.2	31.5
Obligation to return securities received as collateral, at fair value	33.4	32.6
Total	95.4	97.3
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M17 (CHF billion)
Securities sold under repurchase agreements	8.7		27.9		4.7	10.9	52.2
Securities lending transactions	6.4		3.2		0.0	0.2	9.8
Obligation to return securities received as collateral, at fair value	32.8		0.1		0.3	0.2	33.4
Total	47.9		31.2		5.0	11.3	95.4
2016 (CHF billion)
Securities sold under repurchase agreements	6.8		32.2		8.4	7.9	55.3
Securities lending transactions	6.7		2.4		0.0	0.3	9.4
Obligation to return securities received as collateral, at fair value	32.2		0.4		0.0	0.0	32.6
Total	45.7		35.0		8.4	8.2	97.3
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M17 (CHF million)
Cash and due from banks	39	315	74	37	66	23	554
Trading assets	54	0	68	159	879	1,303	2,463
Investment securities	0	0	380	0	0	0	380
Other investments	0	0	0	385	1,264	301	1,950
Net loans	0	26	0	0	19	238	283
Premises and equipment	0	0	0	0	137	0	137
Other assets	522	6	1,132	30	67	1,367	3,124
of which loans held-for-sale	521	0	242	0	3	0	766
Total assets of consolidated VIEs	615	347	1,654	611	2,432	3,232	8,891
Trading liabilities	0	0	0	0	3	0	3
Long-term debt	152	0	963	5	49	30	1,199
Other liabilities	0	0	1	15	113	103	232
Total liabilities of consolidated VIEs	152	0	964	20	165	133	1,434
2016 (CHF million)
Cash and due from banks	43	1	41	52	50	182	369
Trading assets	0	0	0	478	933	1,333	2,744
Investment securities	0	0	511	0	0	0	511
Other investments	0	0	0	228	1,446	332	2,006
Net loans	0	0	0	0	30	254	284
Premises and equipment	0	0	0	0	173	0	173
Other assets	0	1	1,483	48	50	1,034	2,616
of which loans held-for-sale	0	0	415	0	7	0	422
Total assets of consolidated VIEs	43	2	2,035	806	2,682	3,135	8,703
Trading liabilities	0	0	0	0	18	0	18
Short-term borrowings	0	0	0	1	0	0	1
Long-term debt	54	0	1,639	7	57	2	1,759
Other liabilities	0	0	1	15	124	103	243
Total liabilities of consolidated VIEs	54	0	1,640	23	199	105	2,021

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M17 (CHF million)
Trading assets	456	3,564	958	240	1,730	6,948
Net loans	109	740	2,742	4,762	295	8,648
Other assets	6	10	1	2	453	472
Total variable interest assets	571	4,314	3,701	5,004	2,478	16,068
Maximum exposure to loss	571	6,636	3,738	8,521	3,213	22,679
Non-consolidated VIE assets	10,168	64,928	88,798	28,452	6,709	199,055
2016 (CHF million)
Trading assets	440	3,881	1,526	528	191	6,566
Net loans	4	105	2,007	4,634	608	7,358
Other assets	5	14	4	4	520	547
Total variable interest assets	449	4,000	3,537	5,166	1,319	14,471
Maximum exposure to loss	449	7,171	3,537	9,215	1,821	22,193
Non-consolidated VIE assets	9,774	65,820	65,057	32,651	6,756	180,058